Supplementary Oil And Gas Information (Unaudited) - Capitalized Costs Related to Crude Oil and Natural Gas Activities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Proved properties	$ 145,873	$ 141,397	$ 136,108
Unproved properties	2,208	2,226	2,250
Capitalized costs, gross	148,081	143,623	138,358
Net capitalized costs	66,396	66,693	68,253
Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(81,685)	(76,930)	(70,105)
North America
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Proved properties	132,858	128,807	124,690
Unproved properties	2,108	2,128	2,159
Capitalized costs, gross	134,966	130,935	126,849
Net capitalized costs	65,021	65,388	65,618
North America | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(69,945)	(65,547)	(61,231)
North Sea
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Proved properties	8,606	8,258	7,438
Unproved properties	0	0	0
Capitalized costs, gross	8,606	8,258	7,438
Net capitalized costs	224	152	1,487
North Sea | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(8,382)	(8,106)	(5,951)
Offshore Africa
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Proved properties	4,409	4,332	3,980
Unproved properties	100	98	91
Capitalized costs, gross	4,509	4,430	4,071
Net capitalized costs	1,151	1,153	1,148
Offshore Africa | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	$ (3,358)	$ (3,277)	$ (2,923)